Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2018
Comprehensive Income Loss Note [Abstract]
Accumulated Other Comprehensive Loss

Note 8 – Accumulated Other Comprehensive Loss

Changes in the components of accumulated other comprehensive loss (“AOCI”), net of tax, for the periods indicated are summarized in the table below, in thousands.

	For the year ended December 31, 2018
(In thousands)	Unrealized Losses on Available- for-Sale Securities	Total
Beginning balance	$(165)	$(165)
Other comprehensive loss	(18)	(18)
Ending balance	$(183)	$(183)

	For the year ended December 31, 2017
(In thousands)	Unrealized Losses on Available- for-Sale Securities	Total
Beginning balance	$(85)	$(85)
Other comprehensive loss	(80)	(80)
Ending balance	$(165)	$(165)